UNSECURED NOTES PAYABLE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance		$ 150
Exchange of notes payable and accrued interest for iOx shares	$ (150)	(150)
Balance
I O X [Member]
IfrsStatementLineItems [Line Items]
Balance		150
Exchange of notes payable and accrued interest for iOx shares	(150)	$ (150)
Balance